Average Annual Total Returns - INVESCO EQUALLY-WEIGHTED S&P 500 FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 10Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Multi-Cap Core Funds Index 1Year	Lipper Multi-Cap Core Funds Index 5Years	Lipper Multi-Cap Core Funds Index 10Years
Total	Jul. 28, 1997	6.16%	11.11%	11.42%	4.62%	9.97%	10.49%	4.65%	8.64%	9.25%	Jul. 28, 1997	10.50%	11.57%	11.39%	Mar. 31, 2008	12.05%	12.09%	11.76%	Jul. 28, 1997	12.60%	12.65%	12.32%	Sep. 24, 2012	[1]	12.76%	[1]	12.79%	[1]	12.38%	[1]	18.40%	15.22%	13.88%	12.83%	12.95%	12.66%	21.20%	14.37%	12.25%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.